Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	28,926,126	23,436,505	19,695,532
Common stock, shares outstanding	28,926,126	23,436,505	19,695,532
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0	0
Preferred Stock, Shares Designated	0	10,000,000	10,000,000